Mining rights	12 Months Ended
Dec. 31, 2017
Mining rights [abstract]
Mining rights
13	Mining rights

The movements in the carrying amount of mining rights during the years are as follow:

	2017	2016
Beginning of the year
Cost	2,406,567	2,406,567
Accumulated impairment losses	(760,296)	(760,296)

Net book value	1,646,271	1,646,271

Movement:
Addition	-	-
Impairment charge for the year	-	-

End of the year	1,646,271	1,646,271

Cost	2,406,567	2,406,567
Accumulated impairment losses	(760,296)	(760,296)

Net book value	1,646,271	1,646,271